Share-Based Payments (Details) - Schedule of recognized a share based charge - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Recognized a Share Based Charge [Abstract]
Incentive Equity Plan	£ 44,312	£ 13,599
SAYE	184
EMI prior to the Transaction		73	182
Unapproved prior to the Transaction		29,096	3,577
Modification at the Transaction		1,103
Total	£ 44,496	£ 43,871	£ 3,759